Statements of Consolidated Income Statements of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 752,561		$ 631,034		$ 441,860
Foreign currency translation adjustments	(46,748)		(7,403)		(65,632)
Net actuarial gains (losses) and prior service costs arising during period	85,051	[1]	(6,192)	[1]	(36,415)	[1]
Less: amortization of net actuarial losses and prior service costs included in Net pension costs	10,933	[2]	10,973	[2]	13,045	[2]
Employee benefit plans	95,984		4,781		(23,370)
Unrealized holding gains (losses) arising during period	134	[3]	123	[3]	(623)	[3]
Less: reclassification adjustments for (gains) losses included in net income	(25)	[4]	(12)	[4]	68	[4]
Unrealized net gains (losses) on available-for-sale securities	109		111		(555)
Other comprehensive income (loss)	49,345		(2,511)		(89,557)
Comprehensive income	$ 801,906		$ 628,523		$ 352,303

[1]	Net of taxes of $(63,342), $2,846 and $25,504, in 2013, 2012 and 2011, respectively.
[2]	Net of taxes of $(7,643), $(13,350) and $(8,183), in 2013, 2012 and 2011, respectively.
[3]	Net of taxes of $(84), $(77) and $256, in 2013, 2012 and 2011, respectively.
[4]	Net of taxes of $17, $7 and $(42) in 2013, 2012 and 2011, respectively.